LEASES	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
LEASES
LEASES

Capital Leases

The Corporation leases certain machinery and equipment under agreements that are classified as capital leases. As of December 31, 2014, the future minimum lease payments required under the capital leases and the present value of the net minimum lease payments for the years ending December 31 are as follows:

Amount
2015	$514
2016	144
2017	55
2018	—
2019	—
Thereafter	—
Total minimum lease payments	713
Less: amount representing interest	(68)
Present value of net minimum lease payments	645
Less: current maturities of capital lease obligations	(460)
Long-term capital lease obligations	$185

Assets recorded under capital leases and included in property and equipment in the Corporation’s consolidated balance sheets consist of the following at December 31, 2014 and 2013:

	December 31,
	2014	2013
Field operating equipment	$757	$2,062
Vehicles	403	437
Computer equipment	235	292
Office equipment	122	152
Total cost of property and equipment under capital leases	1,517	2,943
Less: accumulated depreciation	(639)	(1,280)
Property under capital leases, net	$878	$1,663

Operating Leases

The Corporation has several noncancelable operating leases, primarily for office, warehouse space, and corporate apartments that are set to expire over the next five years. These leases generally contain renewal options for a one-year period and require the Corporation to pay all executory costs such as maintenance and insurance. Rental expense for operating leases for the years ended December 31, 2014 and 2013 was $53,351 and $1,880, respectively.

As of December 31, 2014, future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) for the years ending December 31 are as follows:

Amount
2015	$1,740
2016	1,529
2017	1,379
2018	1,361
2019	619
Thereafter	—
Total future minimum lease payments	$6,628